LEASES (Schedule of future minimum non-cancelable rental commitments) (Details)	Jul. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 1,853,841
2020	1,858,754
2021	1,860,485
2022	1,856,314
2023	1,864,455
After 2023	10,801,871
Total required	$ 20,095,720	[1]

[1]	Minimum payments have not been reduced by minimum sublease rentals of $31,436,747 under operating leases due in the future under non-cancelable leases.